Retirement Benefit Plans - Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions (Detail)	Dec. 31, 2021	Dec. 31, 2020
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	(1300.00%)	(1200.00%)
Decrease in Assumption	1500.00%	1400.00%
Rate of increase in future compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	100.00%	100.00%
Decrease in Assumption	(100.00%)	(100.00%)
Medical cost claim trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	100.00%	100.00%
Decrease in Assumption	(100.00%)	(100.00%)